UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Battleshares™ TSLA vs F ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 Battleshares™ TSLA vs F ETF Ticker: ELON (Listed on NYSE Arca, Inc)

This semi-annual shareholder report contains important information about the Battleshares™ TSLA vs F ETF (the "Fund") for the period February 12, 2025 to June 30, 2025. You can find additional information about the Fund at www.battle-shares.com. You can also request this information by contacting us at 866-532-3886 or by writing to the Battleshares™ TSLA vs F ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Battleshares™ TSLA Vs F ETF	$38	1.29%

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$1,043
Number of Holdings	2
Total Advisory Fee	$6,101
Portfolio Turnover	0%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(% of net assets)
Tesla, Inc. Swap, Maturity Date: 2/12/26	19.5%
Ford Motor Co., Swap, Maturity Date: 2/12/26	(0.5)%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.battle-shares.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2025 (Unaudited)

Tidal Trust III
Battleshares™ TSLA vs F ETF	| ELON	| NYSE Arca, Inc.

Battleshares ETFs

	BattleShares TSLA vs F ETF
	Schedule of Investments
	June 30, 2025 (Unaudited)
	SHORT-TERM INVESTMENTS - 6.3%
	Money Market Funds - 6.3%	Shares	Value
	First American Government Obligations Fund - Class X, 4.25%(a)	65,847	$ 65,847
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,847)		65,847
	TOTAL INVESTMENTS - 6.3% (Cost $65,847)		$ 65,847
	Other Assets in Excess of Liabilities - 93.7%		977,638
	TOTAL NET ASSETS - 100.0%		$ 1,043,485
	Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

BattleShares TSLA vs F ETF
Schedule of Total Return Swaps Contracts
June 30, 2025 (Unaudited)
SWAP - TOTAL RETURN - 19.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Ford Motor Co.	Marex Capital Markets, Inc.	Pay	OBFR+(2.00)%	Monthly	02/12/26	$ (1,048,197)	$ (4,752)
Tesla, Inc.	Marex Capital Markets, Inc.	Receive	OBFR+3.00%	Monthly	02/12/26	2,091,791	203,234
$ 199,234
Net Unrealized Appreciation (Depreciation)							$ 199,234

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025. OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)
BattleShares TSLA vs F ETF
ASSETS:
Investments, at value (cost $65,847) (Note 2)	$ 65,847
Unrealized appreciation on swap contracts	203,986
Cash	777,572
Swap premiums paid	11,488
Receivable for investments sold	1,532
Interest receivable	455
Total assets	1,060,880
LIABILITIES:
Unrealized depreciation on swap contracts	4,752
Payable for swap contacts	11,234
Payable to adviser (Note 4)	1,206
Payable for investments purchased	203
Total liabilities	17,395
NET ASSETS	$ 1,043,485
NET ASSETS CONSISTS OF:
Paid-in capital	$ 2,754,656
Total distributable earnings/(accumulated losses)	$ (1,711,171)
Total Net Assets	$ 1,043,485
Net assets	$ 1,043,485
Shares issued and outstanding(a)	75,000
Net asset value per share	$ 13.91

(a)	Unlimited shares authorized without par value.

Statement of Operations
For the Period Ended June 30, 2025 (Unaudited)
BattleShares TSLA vs F ETF(a)
INVESTMENT INCOME:
Interest income	$ 4,197
Total investment income	4,197
EXPENSES:
Investment advisory fee (Note 4)	6,101
Total expenses	6,101
NET INVESTMENT INCOME (LOSS)	(1,904)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(1,908,501)
Net realized gain (loss)	(1,908,501)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	199,234
Net change in unrealized appreciation (depreciation)	199,234
Net realized and unrealized gain (loss)	(1,709,267)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,711,171)

(a)	Inception date for the Fund was February 12, 2025.

Statement of Changes in Net Assets
BattleShares TSLA vs F ETF(a)
For the Period Ended June 30, 2025 (Unaudited)
OPERATIONS:
Net investment income (loss)	$ (1,904)
Net realized gain (loss)	(1,908,501)
Net change in unrealized appreciation (depreciation)	199,234
Net increase (decrease) in net assets resulting from operations	(1,711,171)
CAPITAL TRANSACTIONS:
Subscriptions	5,247,368
Redemptions	(2,492,712)
Net increase (decrease) in net assets from capital transactions	2,754,656
NET INCREASE (DECREASE) IN NET ASSETS	1,043,485
NET ASSETS:
Beginning of the period	–
End of the period	$ 1,043,485
SHARES TRANSACTIONS
Subscriptions	200,000
Redemptions	(125,000)
Total increase (decrease) in shares outstanding	75,000

(a)	Inception date for the Fund was February 12, 2025.

Financial Highlights For a share outstanding throughout the period presented
BattleShares TSLA vs F ETF
Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain (loss)(c)	(11.07)
Total from investment operations	(11.09)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$13.91
TOTAL RETURN(d)	(44.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,043
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income to average net assets(e)	(0.40)%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date for the Fund was February 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

June 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Battleshares™ TSLA vs F ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on February 12, 2025.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to Financial Statements

June 30, 2025 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$ 65,847	$ –	$ –	$ 65,847
Total Investments	$ 65,847	$ –	$ –	$ 65,847
Assets:
Other Financial Instruments:(a)
Total Return Swaps	203,234	–	–	203,234
Total Other Financial Instruments	$ 203,234	$ –	$ –	$ 203,234
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	(4,752)	–	–	(4,752)
Total Other Financial Instruments	$ (4,752)	$ –	$ –	$ (4,752)

(a)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Derivative Instruments - The Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities

Notes to Financial Statements

June 30, 2025 (Unaudited)

indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. By virtue of the Fund’s investments in option contracts, equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities experience sudden, unpredictable drops in value of long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended June 30, 2025, the Fund’s monthly average notional amount are described below:

	Average Contracts	Average Notional Amount
Total Return Swaps Purchased	7,998	$2,399,136
Total Return Swaps Written	(118,946)	(1,200,690)

Statement of Assets & Liabilities

Fair value of derivative instruments as of June 30, 2025:

	Asset Derivatives as of June 30, 2025		Liability Derivatives as of June 30, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Total Return Swaps	Appreciation on swap agreements	203,234	Depreciation on swap agreements	(4,752)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Total Return Swaps	Net realized gain (loss) on swap contracts & Net change in unrealized appreciation (depreciation) on swap contracts	(1,908,501)	199,234

Notes to Financial Statements

June 30, 2025 (Unaudited)

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of June 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

June 30, 2025 (Unaudited)

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Tesla, Inc., (“TSLA”) Risk (Long Position). The Fund invests in TSLA either directly or indirectly through derivative instruments (i.e., via options and swaps). Through its long position, the Fund is subject to the risk that TSLA’s share price decreases. If the share price of TSLA decreases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Therefore, as a result of the Fund’s exposure to the value of TSLA, the Fund may also be subject to the following risks:

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder

Notes to Financial Statements

June 30, 2025 (Unaudited)

litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. If TSLA trading is halted, trading in Shares of the TSLA Fund may be impacted, either temporarily or indefinitely.

Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-

Notes to Financial Statements

June 30, 2025 (Unaudited)

diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Ford Motor Company (“F” or “Ford”) Price Appreciation Risk (Short Position). As part of the Fund’s short strategy, the Fund may sell F shares short, either directly or through the use of derivatives. By virtue of the Fund’s indirect inverse exposure to changes in the share price of F, the Fund is subject to the risk that F’s share price increases. If the share price of F increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Ford’s ability to gain market share in the electric vehicle market may enhance its market position and result in increased stock prices. Market share gains against key competitors, such as TSLA, in the electric vehicle market may further support Ford’s stock performance. Moreover, strategic partnerships and successful acquisitions could drive significant growth and lead to stock appreciation.

Favorable macroeconomic and industry conditions, including strong global demand for automobiles, may contribute to robust financial performance for Ford. Effective supply chain management and mitigation of production delays could also enhance Ford’s operational efficiency, potentially resulting in outperformance.

Ford’s ability to consistently rely on critical suppliers to deliver components in accordance with Ford’s production schedule and specifications, including with respect to key components or raw materials, such as lithium, cobalt, nickel, graphite, and manganese, which are needed to maintain vehicle production.

Ford’s stock price may benefit from consistent or unexpectedly strong earnings reports, driven by revenue growth, cost management, or margin expansion. Positive forward guidance from Ford’s management or upgrades from financial analysts could further bolster investor sentiment and drive up the stock price.

Ford’s stock performance may also improve due to shareholder-friendly actions, such as share buybacks or dividend increases, which may enhance investor sentiment. Additionally, stability in Ford’s leadership or strategic direction could positively influence market perceptions and support stock price growth.

Finally, Ford may benefit from favorable geopolitical developments, including advantageous trade policies or improved relations with key markets, such as China, which could positively impact its operations and stock performance. Conversely, any significant challenges faced by competitors, such as product delays or supply chain issues, may reduce competition and contribute to Ford’s stock outperformance.

Leveraging Risk. The Fund’s use of leverage amplifies both potential gains and potential losses, which can result in significant volatility and higher risk for investors. Specifically, TSLA, the Fund’s leveraged long position (“Long Position”) and, F, leveraged short position (“Short Position”) expose the Fund to heightened risk if the Long Position performs poorly while the Short Position performs well.

If the value of the Long Position declines, the Fund’s leveraged exposure could result in losses that are magnified by the leverage factor, potentially exceeding the losses that would occur in an unleveraged position. For example, if the Fund’s Long Position is at +200% of net assets, a 10% decline in the value of the Long Position could translate into a 20% loss for the Fund’s net asset value attributable to that position.

Conversely, if the value of the Short Position increases, the Fund’s leveraged short exposure could also lead to magnified losses. If the Short Position is at -100% of net assets, a 10% rise in the value of the Short Position could result in a 10% loss for the Fund’s net asset value attributable to that position.

Notes to Financial Statements

June 30, 2025 (Unaudited)

In scenarios where the Long Position underperforms and the Short Position outperforms simultaneously, the Fund could experience compounded losses from both positions. This dual risk could lead to significant declines in the Fund’s net asset value, particularly because the losses from one position may not be sufficiently offset by gains in the other, especially when leverage is applied.

Investors should be aware that the use of leverage increases the Fund’s sensitivity to market movements and can lead to substantial losses in a relatively short period. The Adviser’s active management and rebalancing efforts, while designed to manage exposure levels, cannot eliminate the inherent risks associated with leveraged positions. As such, the Fund may experience periods of extreme volatility, and the potential for loss is significant, particularly if market conditions do not align with the Fund’s investment strategy.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 1.29% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended June 30, 2025 are disclosed in the Statement of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund's administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund's custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting

Notes to Financial Statements

June 30, 2025 (Unaudited)

services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund's principal underwriter in a continuous public offering of the Fund's Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $0 and $0, respectively.

For the period ended June 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended June 30, 2025, there were no in-kind transactions associated with creations and redemptions for the Fund.

Notes to Financial Statements

June 30, 2025 (Unaudited)

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions for the period ended June 30, 2025.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either

(i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Financial Statements

June 30, 2025 (Unaudited)

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 16, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (the “Advisory Agreements”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Battleshares TSLA vs F ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 16, 2024. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because each Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieve asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreements are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 8, 2025